Average Annual Total Returns		12 Months Ended	28 Months Ended		49 Months Ended	60 Months Ended	92 Months Ended		120 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Johnson Equity Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before taxes
Average Annual Return, Percent		11.77%				10.01%			12.71%
Performance Inception Date	Dec. 31, 2005
Johnson Equity Income Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions
Average Annual Return, Percent		10.71%				8.42%			11.04%
Johnson Equity Income Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.73%				7.58%			9.98%
Johnson Equity Income Fund | Class S
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		11.59%	12.59%
Performance Inception Date	Sep. 15, 2023
Johnson Equity Income Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index
Average Annual Return, Percent		17.88%	22.30%	[1]		14.42%			14.82%
Johnson Opportunity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before taxes
Average Annual Return, Percent		4.15%				8.94%			9.68%
Performance Inception Date	May 16, 1994
Johnson Opportunity Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions
Average Annual Return, Percent		3.01%				7.27%			8.16%
Johnson Opportunity Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.30%				6.78%			7.52%
Johnson Opportunity Fund | Class S
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		3.88%	10.54%
Performance Inception Date	Sep. 15, 2023
Johnson Opportunity Fund | Russell 3000 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Index
Average Annual Return, Percent		17.15%	15.42%			13.15%			14.29%
Johnson Opportunity Fund | Russell 2500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2500 Total Return Index
Average Annual Return, Percent		11.91%	15.01%	[2]		7.26%			10.40%
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before taxes
Average Annual Return, Percent		18.42%				11.85%			13.66%
Performance Inception Date	Dec. 31, 2005
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions
Average Annual Return, Percent		11.97%				7.36%			9.63%
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.38%				7.72%			9.47%
Johnson Enhanced Return Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index
Average Annual Return, Percent		17.88%				14.42%			14.82%
Johnson Institutional Core Bond Fund | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before taxes
Average Annual Return, Percent		7.86%				(0.54%)			2.27%
Performance Inception Date	Aug. 31, 2000
Johnson Institutional Core Bond Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions
Average Annual Return, Percent		6.17%				(1.72%)			1.09%
Johnson Institutional Core Bond Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.62%				(0.92%)			1.24%
Johnson Institutional Core Bond Fund | Class F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		7.79%				(0.68%)	2.12%
Performance Inception Date	May 01, 2018
Johnson Institutional Core Bond Fund | Class S
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		7.66%	6.05%
Performance Inception Date	Sep. 15, 2023
Johnson Institutional Core Bond Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%	6.02%	[3]		(0.36%)	2.14%	[4]	2.01%
Johnson Institutional Intermediate Bond Fund | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before taxes
Average Annual Return, Percent		7.39%				0.80%			2.52%
Performance Inception Date	Aug. 31, 2000
Johnson Institutional Intermediate Bond Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions
Average Annual Return, Percent		5.63%				(0.39%)			1.36%
Johnson Institutional Intermediate Bond Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.35%				0.09%			1.43%
Johnson Institutional Intermediate Bond Fund | Class F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		7.19%				0.63%	2.48%
Performance Inception Date	May 01, 2018
Johnson Institutional Intermediate Bond Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%				(0.36%)	2.14%	[5]	2.01%
Johnson Institutional Intermediate Bond Fund | Bloomberg Intermediate US Govt/Credit Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Intermediate US Govt/Credit Index
Average Annual Return, Percent		6.97%				0.96%	2.65%	[5]	2.29%
Johnson Institutional Short Duration Bond Fund | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before taxes
Average Annual Return, Percent		5.91%				1.88%			2.23%
Performance Inception Date	Aug. 31, 2000
Johnson Institutional Short Duration Bond Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions
Average Annual Return, Percent		4.22%				0.93%			1.35%
Johnson Institutional Short Duration Bond Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.47%				1.02%			1.32%
Johnson Institutional Short Duration Bond Fund | Class F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		5.72%				1.72%	2.36%
Performance Inception Date	May 01, 2018
Johnson Institutional Short Duration Bond Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%				(0.36%)	2.14%	[6]	2.01%
Johnson Institutional Short Duration Bond Fund | ICE BofA US Govt & Corp 1-3 Yr. Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA US Govt & Corp 1-3 Yr. Index
Average Annual Return, Percent		5.34%				2.00%	2.52%	[6]	2.11%
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before taxes
Average Annual Return, Percent		8.07%			0.06%
Performance Inception Date	Nov. 17, 2021
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions
Average Annual Return, Percent		6.19%			(1.36%)
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.74%			(0.58%)
Johnson Core Plus Bond Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%			0.02%
Johnson Municipal Income Fund | Johnson Municipal Income Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before taxes
Average Annual Return, Percent		3.71%				0.36%			1.66%
Performance Inception Date	May 16, 1994
Johnson Municipal Income Fund | Johnson Municipal Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions
Average Annual Return, Percent		3.69%				0.34%			1.63%
Johnson Municipal Income Fund | Johnson Municipal Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.62%				0.87%			1.79%
Johnson Municipal Income Fund | Bloomberg Municipal Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.25%				0.80%			2.34%
Johnson Municipal Income Fund | Bloomberg Municipal AA Total Return Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Municipal AA Total Return Index
Average Annual Return, Percent		4.21%				0.66%			2.16%

[1]	For the Class S shares; inception date of 9/15/2023
[2]	For the Class S shares; inception date of 9/15/2023
[3]	For the Class S shares; inception date of 9/15/2023.
[4]	For the Class F shares; inception date of 5/1/2018.
[5]	For the Class F shares; inception date of 5/1/2018.
[6]	For the Class F shares; inception date of 5/1/2018.